GMO International Developed Equity Allocation Fund Expense Example - GMO International Developed Equity Allocation Fund	Feb. 28, 2025 USD ($)
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	216
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	854
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	216
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	854
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	254
Expense Example, with Redemption, 5 Years	445
Expense Example, with Redemption, 10 Years	$ 997